North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares			Value
		COMMON STOCKS - 99.3%
		BASIC MATERIALS - 2.3%
		General Mining - 0.5%
1,492		MP Materials Corp.*	$52,220
		Metal Fabricating - 1.1%
1,512		Mueller Industries, Inc.	111,843
		Specialty Chemicals - 0.7%
3,303		Livent Corp.*	77,455
		TOTAL BASIC MATERIALS	241,518

		CONSUMER DISCRETIONARY - 20.4%
		Apparel Retailers - 2.9%
3,967		Boot Barn Holdings, Inc.*	307,244
		Auto Parts - 2.3%
987		Gentherm Inc.*	62,684
1,098		Visteon Corp.*	183,410
			246,094
		Clothing and Accessories - 0.8%
9,069		Figs, Inc. - Class A*	83,525
		Diversified Retailers - 1.2%
2,205		Academy Sports & Outdoors, Inc.	130,426
		Footwear - 1.2%
6,071		On Holding AG - Class A*1	132,773
		Home Construction - 4.8%
511		Cavco Industries, Inc.*	145,635
7,445		Green Brick Partners, Inc.*	232,284
3,699		Taylor Morrison Home Corp.*	132,535
			510,454
		Media Agencies - 1.3%
5,740		Thryv Holdings, Inc.*	136,842
		Recreational Services - 1.0%
5,703		Life Time Group Holdings, Inc.*	103,053
		Restaurants and Bars - 4.9%
15,286		Arcos Dorados Holdings, Inc. - Class A1	126,262
2,558		Kura Sushi USA, Inc. - Class A*	160,182
8,105		Portillo's Inc. - Class A*	184,146
574		Texas Roadhouse, Inc.	58,284
			528,874
		TOTAL CONSUMER DISCRETIONARY	2,179,285

		ENERGY - 3.0%
		Offshore Drilling and Other Services - 0.9%
2,354		Noble Corp Plc*1	98,138
		Oil: Crude Producers - 1.9%
1,454		Denbury Inc.*	121,220
3,123		Kosmos Energy Ltd.*	24,578
989		Matador Resources Co.	53,199
			198,997
		TOTAL ENERGY	297,135

		FINANCIALS - 7.9%
		Asset Managers and Custodians - 6.5%
8,645		Avantax, Inc.*	247,160
2,194		PJT Partners, Inc. - Class A	173,063
4,831		Victory Capital Holdings, Inc. - Class A	164,061
3,538		AssetMark Financial Holdings, Inc. - Class A*	110,739
			695,023
		Banks - 0.5%
1,517		The Bancorp, Inc.*	52,473
		Diversified Financial Services - 0.9%
9,363		NuScale Power Corp.*	96,907
		TOTAL FINANCIALS	844,403

		HEALTH CARE - 21.3%
		Health Care Services - 5.0%
11,094		Evolent Health, Inc.*	388,401
5,247		Privia Health Group, Inc.*	146,549
			534,950
		Biotechnology - 6.8%
3,544		Chinook Therapeutics, Inc.*	77,330
31,878		Geron Corp.*	88,621
1,656		Halozyme Therapeutics, Inc.*	79,471
2,241		Immunocore Holdings PLC - ADR*1	122,919
921		Krystal Biotech, Inc.*	75,439
860		Prometheus Biosciences, Inc.*	105,255
1,377		Prothena Corp Plc*1	76,782
2,196		Ventyx Biosciences, Inc.*	94,977
			720,794
		Medical Equipment - 8.2%
7,209		Alphatec Holdings, Inc.*	106,765
2,327		Axonics, Inc.*	139,829
4,802		InMode Ltd.*1	169,559
296		Shockwave Medical, Inc.*	56,311
1,392		STAAR Surgical Co.*	77,103
3,854		TransMedics Group, Inc.*	308,590
5,107		ViewRay Inc.*	22,062
			880,219
		Pharmaceuticals - 1.3%
3,465		Xenon Pharmaceuticals Inc.*1	136,729
		TOTAL HEALTH CARE	2,272,692

		INDUSTRIALS - 24.6%
		Aerospace - 2.8%
7,282		Allegheny Technologies, Inc.*	296,013
		Building Materials: Other - 2.1%
6,164		Tecnoglass, Inc.[1]	226,280
		Building: Climate Control - 1.5%
1,049		AAON, Inc.	95,417
2,545		Modine Manufacturing Co.*	62,123
			157,540
		Commercial Vehicle-Equipment Leasing - 1.5%
2,194		Custom Truck One Source, Inc.*	15,885
2,521		H&E Equipment Services, Inc.	139,915
			155,800
		Containers and Packaging - 1.6%
7,471		O-I Glass, Inc.*	166,006
		Diversified Industrials - 0.7%
651		Standex International Corp.	75,308
		Electrical Components - 1.0%
536		Encore Wire Corp.	103,453
		Electronic Equipment: Control and Filter - 1.0%
3,321		Napco Security Technologies, Inc.*	104,944
		Engineering and Contracting Services - 2.2%
6,456		Fluor Corp.*	236,741
		Machinery: Agricultural - 1.2%
10,390		Titan International, Inc.*	128,940
		Machinery: Industrial - 1.7%
11,402		Symbotic, Inc.*	186,423
		Machinery: Specialty - 2.3%
1,384		Albany International Corp. - Class A	139,673
34,714		Velo3D, Inc.*	110,044
			249,717
		Professional Business Support Services - 5.0%
6,029		Donnelley Financial Solutions, Inc.*	255,087
2,420		Franklin Covey Co.*	113,426
2,328		Huron Consulting Group Inc.*	163,402
			531,915
		TOTAL INDUSTRIALS	2,619,080

		TECHNOLOGY - 19.2%
		Computer Services - 1.5%
1,762		Workiva Inc.*	157,170
		Consumer Digital Services - 3.2%
6,376		PagerDuty, Inc.*	190,387
5,115		Xometry, Inc. - Class A*	155,547
			345,934
		Electronic Components - 0.5%
836		Sanmina Corp.*	50,545
		Production Technology Equipment - 4.5%
3,624		Impinj, Inc.*	480,615
		Semiconductors - 1.8%
1,154		Ambarella, Inc.*1	108,834
647		Sitime Corp.*	80,325
			189,159
		Software - 7.7%
3,540		Alkami Technology, Inc.*	54,374
7,792		Box, Inc. - Class A*	259,863
2,043		Docebo Inc.*1	71,526
1,691		Perion Network Ltd.*1	57,054
18,814		Samsara, Inc. - Class A*	313,441
1,069		Sprout Social, Inc. - Class A*	65,188
			821,446
		TOTAL TECHNOLOGY	2,044,869

		TELECOMMUNICATIONS - 0.8%
		Telecommunication Equipment - 0.8%
2,713		Digi International, Inc.*	90,533
		TOTAL TELECOMMUNICATIONS	90,533

		TOTAL COMMON STOCKS
		(Cost $8,921,348)	10,589,515

		SHORT-TERM INVESTMENT - 1.7%
180,462		First American Treasury Obligations Fund - Class X, 4.48% [2]	180,462
		TOTAL SHORT-TERM INVESTMENT
		(Cost $180,462)	180,462

		TOTAL INVESTMENTS - 101.0%
		(Cost $9,101,810)	10,769,977
		Liabilities in Excess of Other Assets - (1.0)%	(108,600)
		TOTAL NET ASSETS - 100.0%	$10,661,377

		ADR - American Depositary Receipt
		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

North Square Advisory Research Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	24.6%
Health Care	21.3%
Consumer Discretionary	20.4%
Technology	19.2%
Financials	7.9%
Energy	2.8%
Basic Materials	2.3%
Telecommunications	0.8%
Total Common Stocks	99.3%
Short-Term Investment	1.7%
Total Investment	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

North Square Advisory Research Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$10,589,515	$-	$-	$10,589,515
	Short-Term Investment	180,462	-	-	180,462
	Total Investments	$10,769,977	$-	$-	$10,769,977

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.